Premises, equipment and computer software - Schedule of Premise, Equipment, and Computer Software (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Cost	$ 409,036	$ 400,204
Accumulated depreciation	(270,350)	(249,452)
Net carrying value	138,686	150,752
Total depreciation charged to operating expenses	27,230	29,213	$ 26,636
Land
Property, Plant and Equipment [Line Items]
Cost	8,333	8,730
Accumulated depreciation	0	0
Net carrying value	8,333	8,730
Buildings
Property, Plant and Equipment [Line Items]
Cost	169,806	164,171
Accumulated depreciation	(77,229)	(71,721)
Net carrying value	92,577	92,450
Total depreciation charged to operating expenses	6,005	5,511	4,492
Equipment
Property, Plant and Equipment [Line Items]
Cost	26,129	25,150
Accumulated depreciation	(17,509)	(15,930)
Net carrying value	8,620	9,220
Total depreciation charged to operating expenses	2,323	1,929	1,524
Computer hardware and software in use
Property, Plant and Equipment [Line Items]
Cost	197,941	197,165
Accumulated depreciation	(175,612)	(161,801)
Net carrying value	22,329	35,364
Total depreciation charged to operating expenses	18,902	21,773	$ 20,620
Computer software in development
Property, Plant and Equipment [Line Items]
Cost	6,827	4,988
Accumulated depreciation	0	0
Net carrying value	$ 6,827	$ 4,988